Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes [Line Items]
Statutory rate	25.00%	25.00%
Withholding tax rate	10.00%
Statutory rate, percentage	10.00%
Undistributed earnings (in Dollars)		$ 40,788,752	$ 41,291,171
Board members voting percentage	50.00%
Income tax exemption				5 years
Tax savings amount (in Dollars)
Diluted earnings per share (in Dollars per share)
Net operating losses (in Dollars)	$ 1,868,693	$ 4,029,000
PRC [Member]
Taxes [Line Items]
Statutory rate	25.00%
Withholding tax rate	10.00%
Hong Kong [Member]
Taxes [Line Items]
Statutory rate	16.50%
Withholding tax rate	5.00%